Investment Advisor

Omnivest Research Corporation
201 Center Road, Suite Two
Venice, FL 34292
(941) 493-4295

Custodian

Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34292
(941) 493-3600

Auditors

Gregory Sharer & Stuart
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

Investment comments are sent to shareholders in our monthly newsletter and therefore are not included in this semiannual report. This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund
C/Government Fund
C/C.A.R. Fund

June 30, 2001
Semiannual Report

C/Funds Group, Inc.
P. O. Box 622
Venice, Florida 34284-0622
(941) 488-6772
www.ctrust.com/cfunds.htm

This Page Left Blank Intentionally

Schedules of Investments

Schedule Of Investments
C/Fund
June 30, 2001
(Unaudited)

EQUITIES (33.0%)	Shares	Value

Beverages (1.1%)		$56,250
Coca-Cola Co.	1,250	56,250

Computer & Data Processing Services (0.5%)		28,250
IBM Corp.	250	28,250

Drugs (6.3%)		322,932
Amgen, Inc.	250	15,170
Biogen	90	4,892
Bristol Myers Squibb Co.	750	39,225
Chiron Corp.	90	4,590
Genentec, Inc.	360	19,836
Human Genome Sciences	65	3,944
IDEC Pharmaceuticals	85	5,754
Immunex Corp.	650	11,538
Johnson & Johnson	500	25,000
Eli Lilly & Co.	250	18,500
MedImmune, Inc.	150	7,080
Merck & Co., Inc.	1,325	84,681
Millennium Pharmaceuticals	130	4,625
Pfizer, Inc.	1,950	78,097

Grocery Stores (5.8%)		299,900
Albertsons, Inc.	10,000	$299,900

Lumber & Other Building Materials (2.7%)		$139,650
Home Depot, Inc.	3,000	139,650

Measuring & Controlling Devices (0.1%)		$3,344
Applera Corp., Applied Biosystems Group	125	3,344

Medical Service & Health Insurance (4.9%)		250,650
Berkshire Hathaway, Inc. DE	3	208,200
Conseco, Inc.	3,000	42,450

	Shares	Value

Miscellaneous (0.0%)		173
PML, Inc.	125	150
Tice Technology, Inc.	125	23

Motor Vehicles & Equipment (1.9%)		96,525
General Motors Corp.	1,500	96,525

Nonclassifiable Establishments (1.1%)		59,719
General Electric Co.	1,225	59,719

Petroleum Refining (4.7%)		239,953
BP Amoco PLC ADS	1,250	62,312
Exxon Mobil Corp.	1,500	131,025
Royal Dutch Petroleum Co.	800	46,616

Telephone Communications, Except Radio (2.4%)		126,501
AT&T Corp.	2,700	59,400
SBC Communications, Inc.	1,675	67,101

Variety Stores (1.5%)		78,080
Wal-Mart Stores	1,600	78,080

TOTAL EQUITIES (33.0%)		1,701,927
BONDS, Corporates-Fixed (10.0%)		514,382
AT&T 6.750%, due 04/01/04	100,000	102,146
BellSouth Telecom 6.500% due 06/15/05	100,000	101,860
General Electric Capital 6.500% due 11/01/06	100,000	103,828
IBM Corp. 6.450% due 08/01/07	100,000	102,505
Wal-Mart Stores 6.875% due 08/10/09	100,000	104,043
CASH & EQUIVALENTS (57.0%)		2,938,748
TOTAL INVESTMENTS (100.0%)		$5,155,057

Schedule Of Investments
C/Growth Stock Fund
June 30, 2001
(Unaudited)

EQUITIES (96.9%)	Shares	Value

Advertising (1.7%)		$41,090
Interpublic Group of Cos.	1,400	41,090

Air Transportation, Scheduled (4.3%)		101,902
FedEx Corp.	1,500	60,300
Southwest Airlines	2,250	41,602

Commercial Banks (3.5%)		84,090
Citigroup, Inc.	1,000	52,840
Northern Trust Corp.	500	31,250

Communications Equipment (0.9%)		21,200
Gentner Communications Corp.	2,000	21,200

Computer & Data Processing Services (7.8%)		186,675
BMC Software, Inc.	1,000	22,540
Check Point Software	1,237	62,555
I2 Technologies	850	16,830
IBM Corp.	750	84,750

Computer & Office Equipment (4.7%)		111,415
Cisco Systems, Inc.	2,000	36,400
EMC Corp.	1,500	43,575
Sun Microsystems, Inc.	2,000	31,440

Construction & Related Machinery (0.8%)		18,825
Dover Corp.	500	18,825

Dairy Products (1.0%)		23,895
Suiza Foods Corp.	450	23,895

Department Stores (2.6%)		62,730
Kohls Corp.	1,000	62,730

Drugs (10.4%)		247,168
Abbott Laboratories	700	33,607
Biogen	350	19,026
Biovail Corp.	1,000	43,500
Johnson & Johnson	800	40,000
Merck & Co., Inc.	750	47,932
Shire Pharmaceuticals Group PLC	1,137	63,103

Electronic Components & Accessories (2.4%)		56,659
Jabil Circuit, Inc.	650	20,059
Solectron Corp. COM	2,000	$36,600

	Shares	Value

Footwear, Except Rubber (0.2%)		$5,038
Kenneth Cole Productions, Inc.	250	5,038

Freight Transportation Arrangement (1.3%)		31,448
Forward Air Corp.	1,050	31,448

Insurance Agents, Brokers, & Service (1.9%)		45,450
Marsh & McLennan Cos., Inc.	450	45,450

Life Insurance (1.6%)		38,255
American Intl. Group	450	38,255

Lumber & Other Building Materials (3.9%)		93,100
Home Depot, Inc.	2,000	93,100

Measuring & Controlling Devices (1.0%)		24,600
Apogent Technologies, Inc.	1,000	24,600

Millwork, Plywood & Structural Members (1.5%)		34,944
Masco Corp.	1,400	34,944

Miscellaneous Food & Kindred Products (1.9%)		46,000
Starbucks Corp.	2,000	46,000

Mortgage Bankers & Brokers (1.2%)		27,528
Countrywide Credit Inds., Inc.	600	27,528

Motion Picture Production & Services (1.6%)		37,100
AOL Time Warner, Inc.	700	37,100

Motorcycles, Bicycles, & Parts (2.0%)		47,080
Harley Davidson, Inc.	1,000	47,080

Nonclassifiable Establishments (4.5%)		108,402
General Electric Co.	2,000	97,500
Tyco Intl.	200	10,902

Nonstore Retailers (0.8%)		18,375
Insight Enterprises	750	18,375

Oil & Gas Field Services (1.0%)		24,563
Noble Drilling	750	24,563

Operative Builders (1.9%)		45,400
D. R. Horton, Inc.	2,000	$45,400

Schedule Of Investments
C/Growth Stock Fund
 (Continued)
June 30, 2001
(Unaudited)

	Shares	Value

Paper Mills (2.1%)		$49,500
Willamette Industries, Inc.	1,000	49,500

Personal Credit Institutions (2.0%)		48,120
Capital One Financial Corp.	800	48,120

Personnel Supply Services (2.6%)		62,225
Robert Half Intl., Inc.	2,500	62,225

Petroleum Refining (3.5%)		84,221
Imperial Oil LTD	2,000	51,500
Shell Transport & Trading	650	32,721

Security Brokers & Dealers (1.8%)		43,410
Charles Schwab Corp.	1,000	15,750
Investment Technology Group, Inc.	550	27,660

Soap, Cleaners, & Toilet Goods (4.0%)		95,444
Avon Products, Inc.	1,000	46,280
Ecolab, Inc.	1,200	$49,164

	Shares	Value

Telephone Communications, Except Radio (10.1%)		$241,970
Alltel Corp.	700	42,881
Broadwing, Inc.	1,500	36,675
Centurytel, Inc.	1,000	30,300
Qwest Communications Intl., Inc.	700	22,309
Telefonos De Mexico SA ADR	1,000	35,090
U. S. Cellular Corp.	600	34,590
Verizon Communications, Inc.	750	40,125

Variety Stores (3.1%)		73,200
Wal-Mart Stores	1,500	73,200

Women's Clothing Stores (1.3%)		31,232
Cato Corp. A	1,600	31,232

TOTAL EQUITIES (96.9%)		2,312,254
CASH & EQUIVALENTS (3.1%)		74,647
TOTAL INVESTMENTS (100.0%)		$2,386,901

Schedule Of Investments C/Government Fund
June 30, 2001 (Unaudited)
GOVERNMENTS (70.1%)	Par Value	Value
U. S. Treasury Notes 5.750% due 08/15/03	50,000	$51,430
U. S. Treasury Notes 6.000% due 08/15/04	50,000	51,891
U. S. Treasury Notes 5.875% due 11/30/01	50,000	50,453
U. S. Treasury Notes 5.750% due 11/30/02	50,000	51,125

TOTAL GOVERNMENTS (70.1%)		204,899
CASH & EQUIVALENTS (29.9%)		87,309
TOTAL INVESTMENTS (100.0%)		$292,208

Schedule Of Investments C/Community Association Reserve Fund
June 30, 2001 (Unaudited)
GOVERNMENTS (76.6%)	Par Value	Value
FHLB Notes 5.125% due 1/13/2003	100,000	$101,070
FHLB Notes 5.375% due 01/13/04	100,000	101,281
FNMA Notes 5.625% due 05/14/04	100,000	101,766
U. S. Treasury Notes 5.875% due 11/30/01	100,000	100,906
U. S. Treasury Notes 6.5% due 8/31/01	100,000	100,469
U. S. Treasury Notes 5.750% due 11/30/02	100,000	102,250

TOTAL GOVERNMENTS (76.6%)		607,742
CASH & EQUIVALENTS (23.4%)		185,606
TOTAL INVESTMENTS (100.0%)		$793,348

Financial Statements

C/Funds Group, Inc.
 Statements Of Assets And Liabilities
For Six Months Ending June 30, 2001
(Unaudited)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
Securities at Amortized Cost	$5,126,311	$2,035,324	$286,841	$789,454

ASSETS
Investment in Securities	$5,155,057	$2,386,901	$292,208	$793,348
Receivables
Dividends & Interest	19,040	1,491	2,949	9,458
Other	13,374	5,823	265	625
	5,187,471	2,394,215	295,422	803,431

LIABILITES
Advisor Fee & Other Payables	1,946	920	57	153
Investment Securities Purchased	138,135	0	0	0
	140,081	920	57	153

NET ASSETS	$5,047,390	$2,393,295	$295,365	$803,278

CAPITAL SHARES	379,663	185,329	29,390	80,925

NET ASSET VALUE PER SHARE	$13.29	$12.91	$10.05	$9.93

C/Funds Group, Inc.
 Statements of Operations
For Six Months Ending June 30, 2001
(Unaudited)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$16,413	$7,997	$0	$0
Interest	62,589	1,491	8,132	22,134
	79,002	9,488	8,132	22,134
OPERATING EXPENSES
Investment advisory fee	28,357	13,071	728	2,022
Professional and administrative fees	9,807	4,412	166	535
Registration fees	917	473	94	137
Custodian fees	6,164	2,890	369	1,084
Directors fees	3,261	1,522	75	199
Printing	905	414	19	54
Miscellaneous	214	266	5	12
	49,625	23,048	1,456	4,043

NET INVESTMENT INCOME (LOSS)	29,377	(13,560)	6,676	18,091

REALIZED AND UNREALIZED (LOSS) GAIN FROM INVESTMENTS
Change in unrealized (depreciation) appreciation in investments	(69,569)	(341,475)	1,751	1,941
Net realized (loss) gain on investments	(538,539)	48,990	0	(194)
NET (LOSS) GAIN ON INVESTMENTS	(608,108)	(292,485)	1,751	1,747

NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	($578,731)	($306,045)	$8,427	$19,838

C/Funds Group, Inc.
 Statements of Changes in Net Assets
For Six Months Ending June 30, 2001
(Unaudited)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$29,377	($13,560)	$6,676	$18,091
Net realized (loss) gain on investments	(538,539)	48,990	0	(194)
Change in unrealized (depreciation) appreciation in investments	(69,569)	(341,475)	1,751	1,941
Net (decrease) increase in net assets resulting from operations	(578,731)	(306,045)	8,427	19,838

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment income	(22,680)	0	(6,380)	(18,482)
Net realized long-term gain on investments	0	(1,852)	0	0
	(22,680)	(1,852)	(6,380)	(18,482)

CAPITAL SHARE TRANSACTIONS
Shares sold	170,798	144,438	35,573	193,721
Reinvested distributions	22,092	1,761	6,133	18,234
Shares redeemed	(1,244,252)	(815,186)	(21,667)	(300,331)
	(1,051,362)	(668,987)	20,039	(88,376)

Net increase (decrease) in net assets	($1,652,773)	($976,884)	$22,086	($87,020)

NET ASSETS
Beginning of year	6,700,163	3,370,179	273,279	890,298
End of period	$5,047,390	$2,393,295	$295,365	$803,278

C/Funds Group, Inc.
 Statements of Changes in Net Assets
 For the Year Ending December 31, 2000
(From Audited Annual Report)

	C/Fund	C/Growth Stock Fund	C/Government Fund	C/Community Association Reserve Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$24,468	($41,630)	$205,422	$39,663
Net realized gain (loss) on investments	1,850,457	371,348	(143,802)	(2,983)
Change in unrealized (depreciation) appreciation in investments	(3,431,646)	(517,322)	114,582	7,866
Net (decrease) increase in net assets resulting from operations	(1,556,721)	(187,604)	176,202	44,546

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(24,468)	(4,532)	(205,422)	(39,663)
Net realized long-term gain on investments	(1,886,805)	(370,579)	0	0
	(1,911,273)	(375,111)	(205,422)	(39,663)
CAPITAL SHARE TRANSACTIONS
Shares sold	587,152	528,837	696,340	435,819
Reinvested distributions	1,850,818	360,177	147,949	39,528
Shares redeemed	(2,057,389)	(602,783)	(9,485,785)	(401,415)
	380,581	286,231	(8,641,496)	73,932

Net (decrease) increase in net assets	($3,087,413)	($276,484)	($8,670,716)	$78,815

NET ASSETS
Beginning of year	9,787,576	3,646,663	8,943,995	811,483
End of year	$6,700,163	$3,370,179	$273,279	$890,298

C/Funds Group, Inc.